Employee Benefits (Post-Employment) - Summary of Pension Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of pension plan assets by type of asset [line items]
Quoted prices in active markets	$ 12,122	$ 14,405
%	96.00%	96.00%
Total fair value	$ 12,655	$ 15,025
%	100.00%	100.00%
Receivables [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 1,087	$ 1,139
%	9.00%	8.00%
Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 7,761	$ 8,686
%	61.00%	58.00%
Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 2,208	$ 3,162
%	17.00%	21.00%
Structured investments [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 237	$ 373
%	2.00%	2.00%
Real estate properties [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 829	$ 1,045
%	7.00%	7.00%
Loans to participants [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 533	$ 620
%	4.00%	4.00%
Government Bonds [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 6,522	$ 6,744
Fixed Income Funds 1 [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	940	1,815
Other Investment [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	299	9
Other Investment [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	127	285
Common and preferred shares [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	2,081	$ 2,877
Level 1 [member]
Disclosure of pension plan assets by type of asset [line items]
Quoted prices in active markets	8,603
Total fair value	8,603
Level 1 [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	6,522
Level 1 [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	2,081
Level 1 [member] | Government Bonds [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	6,522
Level 1 [member] | Common and preferred shares [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	2,081
Level 2 [member]
Disclosure of pension plan assets by type of asset [line items]
Quoted prices in active markets	3,519
Total fair value	4,052
Level 2 [member] | Receivables [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	1,087
Level 2 [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	1,239
Level 2 [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	127
Level 2 [member] | Structured investments [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	237
Level 2 [member] | Real estate properties [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	829
Level 2 [member] | Loans to participants [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	533
Level 2 [member] | Fixed Income Funds 1 [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	940
Level 2 [member] | Other Investment [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	299
Level 2 [member] | Other Investment [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [line items]
Total fair value	$ 127